Debt - Principal Amounts of Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 1,152
2020	601
2021	1,351
2022	1,402
2023	902
Due after 5 years	2,019
Amount outstanding	$ 7,427	$ 6,679